Events after the reporting date (Details) - RUB (₽) ₽ in Millions			3 Months Ended	12 Months Ended
	Apr. 27, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022
Events after reporting date
Consideration paid				₽ 501	₽ 141	₽ 354
JSC Tochka
Events after reporting date
Percentage of ownership interest in associate sold			40.00%
Percentage of economic interest sold			45.00%
Potential loss on contingent portion of consideration	₽ 4,855
Business combination | Taxiaggregator
Events after reporting date
Percentage of voting equity interests acquired							80.00%
Percentage of equity owned by former owner							20.00%
Cash consideration							₽ 700
Consideration paid		₽ 491